SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Foreign Currency Translation [Table Text Block]
The exchange rates used to translate amounts in RMB and HK$ into U.S. Dollars for the purposes of preparing the consolidated financial statements are as follows:

	2013	2012	2011

Balance sheet items, except for equity accounts	RMB6.0537=$1	RMB6.2301=$1	RMB6.2939=$1
	HKD7.7539=$1	HKD7.7507=$1	HKD7.7663=$1

Items in statements of income and cash flows	RMB6.1412=$1	RMB6.2990=$1	RMB6.4475=$1
	HKD7.7565=$1	HKD7.7591=$1	HKD7.7793=$1

Consolidated Asset Classification [Table Text Block]
The following table presents the carrying amounts and classifications of consolidated assets that are collateral for consolidated VIE obligations:

	December 31,
	2013	2012
Assets
Current assets
Cash	$7,998,320	$2,909,061
Restricted cash	7,973,955	3,207,813
Accounts receivable	21,252,129	17,832,844
Inventories	6,681,810	13,199,221
Other current assets	12,449,073	8,644,039
Due from related companies	5,420,643	3,463,543
Fixed assets and intangible assets, net	13,112,798	13,948,759
Total assets of consolidated VIEs	$74,888,728	$63,205,280

Consolidated Liabilities Classification [Table Text Block]
The following table presents the carrying amounts and classification of the third-party liabilities of the consolidated VIEs;

Liabilities
Current liabilities
Accounts payable	$14,478,166	$10,485,324
Bank loans	12,957,657	9,712,118
Other liabilities	1,927,244	2,045,930
Total liabilities of consolidated VIEs	$29,363,067	$22,243,372

Estimated Useful Life Of Assets [Table Text Block]	The estimated useful lives of the assets are as follows:
Estimated Life
Buildings	10 - 20
Plant equipment	5 - 10
Office equipment	3 - 5
Motor vehicles	3 - 4

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net income per ordinary share:

	For the Year Ended December 31,
	2013	2012	2011

Net income attributable to TODA’s stockholders	$3,474,017	$4,505,510	$9,948,651
Weighted average outstanding shares of ordinary stock	27,780,000	27,780,000	23,731,700
Dilutive effect of convertible preference stock	-	-	3,865,256
Dilutive weighted average outstanding shares	27,780,000	27,780,000	27,596,956

Earnings per ordinary share:
Basic	$0.12	$0.16	$0.42
Diluted	$0.12	$0.16	$0.36